Long-Term Debt - Financial Covenants Narrative (Detail) - USD ($)		6 Months Ended	12 Months Ended
	Aug. 18, 2014	Mar. 31, 2015	Sep. 30, 2014
Debt Instrument [Line Items]
Fixed charge coverage ratio		113.00%	101.00%
Net cash flow before fixed charges		$ 74,000,000	$ 65,200,000
Fixed charges		65,800,000	64,800,000
Consolidated Entities [Member]
Debt Instrument [Line Items]
Consolidated EBITDA		$ 75,700,000	$ 68,000,000
Credit Agreement [Member] | Wells Fargo Bank [Member]
Debt Instrument [Line Items]
Debt covenant, EBITDA for trailing four-quarters	$ 50,000,000
Debt covenant, fixed charge coverage ratio	100.00%